                                        SUPPLEMENT DATED MAY 4,2007
                                                    TO
                                     PROSPECTUS DATED APRIL 30, 2007

                            WEALTHQUEST III GROUP UNALLOCATED VARIABLE ANNUITY
                              ISSUED BY AMERICAN NATIONAL INSURANCE COMPANY
                                               THROUGH ITS
                           AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT

This  supplement  amends your  prospectus and is effective May 4, 2007.  Please read it carefully and keep it with your  prospectus  for future  reference.  The  prospectus  is being  amended  because of The Alger
American Fund's closing of the Alger American Small Capitalization Portfolio to new investors.

Contracts  issued on or after July 1, 2007,  will not  include  the Alger  American  Small  Capitalization
Portfolio as an investment  option.  Contract Owners of a Contract issued before July 1, 2007 may continue to invest in the Alger American Small Capitalization Portfolio Subaccount.